As filed with the Securities and Exchange Commission on April 30, 2013

File Nos. 333-182743

811-22720

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 6

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 8

KKR Series Trust

(Exact name of Registrant as Specified in Charter)

555 California Street

50th Floor

San Francisco, California 94104

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including area code:

(415) 315-3620

Name and address of agent for service:

Nicole J. Macarchuk, Esq.
KKR Asset Management LLC

555 California Street

50th Floor

San Francisco, California 94104

COPY TO:

Allison M. Fumai, Esq.

Richard Horowitz, Esq.

Kenneth E. Young, Esq.
Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☐            Immediately upon filing pursuant to paragraph (b)

☒          On May 31, 2013 pursuant to paragraph (b)

☐            60 days after filing pursuant to paragraph (a)(1)

☐            On (date) pursuant to paragraph (a)(1)

☐            75 days after filing pursuant to paragraph (a)(2)

☐            On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒          This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 5 to its Registration Statement until May 31, 2013. Parts A and B of Registrant’s Post-Effective Amendment No. 5 under the Securities Act of 1933 and Amendment No. 7 under the Investment Company Act of 1940, filed on February 15, 2013, are incorporated by reference herein.

PART C.               OTHER INFORMATION

Item 28.  Exhibits

(a)	(1)	Certificate of Trust(1)
	(2)	Declaration of Trust(2)
(b)		By-Laws of Registrant(2)
(c)		Not Applicable
(d)	(1)	Investment Advisory Contract with respect to KKR Alternative High Yield Fund(3)
	(2)	Investment Advisory Contract with respect to KKR Alternative Strategies Fund(5)
	(3)	Form of Sub-Advisory Agreement(5)
(e)		Distribution Contract(4)
(f)		Not Applicable
(g)	(1)	Custodian Agreement(3)
	(2) (3)	Amendment dated September 25, 2012 to the Custodian Agreement(3) Amendment dated January 18, 2013 to the Custodian Agreement(4)
(h)	(1) (2)	Administration Agreement(3) Transfer Agency Agreement(3)
	(3)	Expense Limitation and Reimbursement Agreement with respect to KKR Alternative High Yield Fund(3)
	(4)	Expense Limitation and Reimbursement Agreement with respect to KKR Alternative Strategies Fund(5)
(i)	(1)	Opinion and Consent of Counsel with respect to KKR Alternative High Yield Fund(3)
	(2)	Opinion and Consent of Counsel with respect to KKR Alternative Strategies Fund(5)
(j)	(1)	Consent of Independent Registered Public Accounting Firm with respect to KKR Alternative High Yield Fund(4)
	(2)	Consent of Independent Registered Public Accounting Firm with respect to KKR Alternative Strategies Fund(5)
(k)		Not Applicable
(l)		Not Applicable
(m)	(1)	Distribution and Servicing (12b-1) Plan with respect to Investor Class Shares of KKR Alternative High Yield Fund(2)

(1)                                 Filed with Form N-1A on July 18, 2012.

(2)                                 Filed with Pre-Effective Amendment No. 1 to Registration Statement No. 333-182743 on September 19, 2012.

(3)                                 Filed with Pre-Effective Amendment No. 2 to Registration Statement No. 333-182743 on October 17, 2012.

(4)                                 Filed with Post-Effective Amendment No. 3 to Registration Statement No. 333-182743 on January 28, 2013.

(5)                                 To be filed by amendment.

(6)                                 Filed herewith.

	(2)	Shareholder Servicing Plan with respect to Institutional Class Shares of KKR Alternative High Yield Fund(3)
(n)		Multi-Class Plan adopted pursuant to Rule 18f-3(4)
(p)	(1)	Code of Ethics for the Registrant(3)
	(2)	Code of Ethics for KKR Asset Management LLC(3)
	(3)	Code of Ethics for Prisma Capital Partners LP(5)
	(4)	Code of Ethics of Sub-Adviser(s)(5)
*		Power of Attorney(2)
**		Power of Attorney(6)

Item 29.                 Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly under common control with the Registrant, except that the Registrant may be deemed to be controlled by KKR Management Holdings L.P., an affiliate of the investment adviser to the Registrant.  KKR Management Holdings L.P. is a Delaware limited partnership.

Item 30.                 Indemnification

Reference is made to Article VII, Section 3 of the Registrant’s Declaration of Trust which was filed with Pre-Effective Amendment No. 1 to the Registration Statement on September 19, 2012.

Item 31.                 Business and Other Connections of the Investment Advisers

KKR Asset Management LLC (“KAM”) is a wholly-owned subsidiary of KKR and serves as investment adviser to the Trust with respect to KKR Alternative High Yield Fund.  KAM is engaged in the investment advisory business. Information about the officers and partners of KAM is included in its Form ADV filed with the Commission (registration number 801-146629) and is incorporated herein by reference.

Prisma Capital Partners LP (“PCP LP”) is a wholly-owned subsidiary of KKR and serves as investment adviser to the Trust with respect to KKR Alternative Strategies Fund.  PCP LP is engaged in the investment advisory business. Information about the officers and partners of PCP LP is included in its Form ADV filed with the Commission (registration number 801-131467) and is incorporated herein by reference.

[Disclosure regarding Sub-Advisers to be provided]

Item 32.                 Principal Underwriter

(a) SEI Investments Distribution Co. (“SIDCo”) is the principal underwriter/distributor of the Trust with respect to KKR Alternative High Yield Fund.  SIDCo also acts as principal underwriter/distributor for:

SEI Daily Income Trust

SEI Liquid Asset Trust

SEI Tax Exempt Trust

SEI Institutional Managed Trust

SEI Institutional International Trust

The Advisors’ Inner Circle Fund

The Advisors’ Inner Circle Fund II

Bishop Street Funds

SEI Asset Allocation Trust

SEI Institutional Investments Trust

CNI Charter Funds

Causeway Capital Management Trust

ProShares Trust

SEI Alpha Strategy Portfolios, LP

TD Asset Management USA Funds

SEI Structured Credit Fund, LP

Wilshire Mutual Funds, Inc.

Wilshire Variable Insurance Trust

Global X Funds

ProShares Trust II

Exchange Traced Concepts Trust (f/k/a FaithShares Trust)

Schwab Strategic Trust

RiverPark Funds Trust

Adviser Managed Trust Fund

Huntington Strategy Shares

New Covenant Funds

Pyxis Funds I

SIDCo provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments.  These services include portfolio evaluation, performance measurement and consulting services, and automated execution, clearing and settlement of securities transactions.

(b) Information with respect to each director, officer or partner of SIDCo is as follows. Unless otherwise noted, the business address of each director or officer is 1 Freedom Valley Drive, Oaks, PA 19456.

Name	Position and Office with SIDCo	Positions and Offices with Registrant
William M. Doran	Director	None
Edward D. Loughlin	Director	None
Wayne M. Withrow	Director	None
Kevin Barr	President & Chief Executive Officer	None
Maxine Chou	Chief Financial Officer, Chief Operations Officer, & Treasurer	None
Karen LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	None
John C. Munch	General Counsel & Secretary	None
Mark J. Held	Senior Vice President	None
Lori L. White	Vice President &Assistant Secretary	None
John Coary	Vice President & Assistant Secretary	None
John Cronin	Vice President	None
Robert Silvestri	Vice President	None

(c) None.

Item 33.                 Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, as amended, and the Rules thereunder will be maintained at the offices of:

KKR Series Trust and KKR Asset Management LLC — 555 California Street, 50th Floor, San Francisco, CA 94104 (Records older than two years old will be maintained at Iron Mountain Incorporated — 50 Crisp Road, San Francisco, CA 94124.)

Prisma Capital Partners LP — One Penn Plaza, Suite 3515, New York, NY 10119

Citibank, N.A. — 388 Greenwich Street, New York, NY 10013

DST Systems, Inc. — 430 West 7th Street, Kansas City, MO 64105

SEI Investments Distribution Co. — 1 Freedom Valley Drive, Oaks, PA 19456

Item 34.                 Management Services

Not applicable.

Item 35.                 Undertakings

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York and state of New York on the 30th day of April, 2013.

KKR Series Trust

By:	/s/ William C. Sonneborn
William C. Sonneborn, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ William C. Sonneborn	Trustee and President
William C. Sonneborn	(Principal Executive Officer)	April 30, 2013

/s/ Michael E. Cahill	Trustee
Michael E. Cahill**		April 30, 2013

/s/ Tobin V. Levy	Trustee
Tobin V. Levy*		April 30, 2013

/s/ Jeffrey L. Zlot	Trustee
Jeffrey L. Zlot*		April 30, 2013

/s/ Michael R. McFerran	Treasurer
Michael R. McFerran	(Principal Financial and Accounting Officer)	April 30, 2013

*By:	/s/ Nicole J. Macarchuk
Nicole J. Macarchuk as attorney-in-fact

**By:	/s/ Nicole J. Macarchuk
Nicole J. Macarchuk as attorney-in-fact

*	Pursuant to power of attorney filed with Pre-Effective Amendment No. 1 to Registration Statement No. 333-182743 on September 19, 2012.
**	Pursuant to power of attorney filed herewith.

EXHIBIT INDEX

(99)         Power of Attorney